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                               [Letterhead]


                             October 7, 1999

VIA EDGARLINK
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U.S. Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

                     RE:  PROTECTIVE LIFE INSURANCE COMPANY
                          PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                          PROTECTIVE ADVANTAGE-SM- VARIABLE DEFERRED ANNUITY FILING PURSUANT TO RULE 497(j) FOR
                          FILE NO. 333-81553; 811-8108
                          --------------------------------------------------

Commissioners:

     On behalf of Protective Life Insurance Company and Protective
Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the Protective Advantage-SM- variable deferred annuity contract and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Pre-Effective Amendment No. 1 for Protective Variable Annuity Separate Account as filed with the Commission on September 17, 1999 via EDGARLINK and in definitive materials filed on September 28, 1999 pursuant to Rule 497(c).

     Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                                          Sincerely,
                                          /s/ Steve M. Callaway
                                          Steve M. Callaway